Convertible Preferred Stock (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Jul. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Aug. 13, 2024	Dec. 31, 2022
Convertible Preferred Stock [Line Items]
Company issued a total shares									50,000,000
Convertible preferred stock warrants (in Dollars)						$ 197,000
Extinguishment of debt (in Dollars)						(26,359,000)
Net carrying value (in Dollars)				$ 339,200,000		339,200,000
Fair value of convertible notes (in Dollars)						$ 122,800,000
Convertible preferred stock	2,482,334
Converted shares of common stock								248,209
Convertible votes						one
Preferred stock authorized				50,000,000		50,000,000		1,000,000
Preferred stock par value (in Dollars per share)								$ 0.0001
Bridge Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Percentage of convertible notes		20.00%
Original PIPE Subscription Agreements [Member]
Convertible Preferred Stock [Line Items]
Percentage of convertible notes		80.00%
BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Net carrying value (in Dollars)								$ 339,200,000
Fair value of convertible notes (in Dollars)								$ 122,800,000
Convertible preferred stock								15,863,366		40,287,362
Converted shares of common stock	841,785
dividends on common stock rate								8.00%
Gross proceeds (in Dollars)								$ 50,000,000
Offering price (in Dollars)								$ 18.94618
Convertible votes								one
Borrowed money in an amount (in Dollars)								$ 500,000
BOLT THREADS, INC. [Member] | Bridge Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Percentage of convertible notes		20.00%
BOLT THREADS, INC. [Member] | Second Bridge Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Percentage of convertible notes		80.00%
Series E Preferred Stock [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Company issued a total shares			147,786
Aggregate gross proceeds (in Dollars)			$ 2,800,000
Original issue price (in Dollars)			18,946.18000
Convertible preferred stock warrants (in Dollars)			$ 100,000
Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Extinguishment of debt (in Dollars)						$ 216,400,000
Convertible preferred stock per share (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001
Convertible Preferred Stock [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Extinguishment of debt (in Dollars)								$ 216,400,000
Convertible preferred stock	8,418,087
Convertible preferred stock per share (in Dollars per share)								$ 0.0001		$ 0.0001
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Convertible preferred stock issued				56,080		56,080
Convertible preferred stock per share (in Dollars per share)				$ 3.01		$ 3.01
Percentage of discount original issuance price						5.00%
Series A Convertible Preferred Stock [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Company issued a total shares								2,000,000
Convertible preferred stock issued								190,175
Convertible preferred stock per share (in Dollars per share)								$ 0.88749
Percentage of discount original issuance price								5.00%
Series E Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Convertible preferred stock issued				838,702		838,702
Convertible preferred stock per share (in Dollars per share)				$ 54.61		$ 54.61
Percentage of discount original issuance price						15.00%
Series E Convertible Preferred Stock [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Convertible preferred stock issued								2,844,120
Convertible preferred stock per share (in Dollars per share)								$ 16.10425
Percentage of discount original issuance price								15.00%
Series B Convertible Preferred Stock [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Company issued a total shares								2,000,000
Series C Convertible Preferred Stock [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Company issued a total shares								2,000,000
Series C Convertible Preferred Stock [Member] | BOLT THREADS, INC. [Member] | Bridge Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Company issued a total shares								3,000,000
Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock authorized								50,000,000
Underwritten Public Offering [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Gross proceeds (in Dollars)								$ 35,000,000
IPO [Member] | BOLT THREADS, INC. [Member]
Convertible Preferred Stock [Line Items]
Offering price (in Dollars)								$ 16.03926